Accounts receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Disclosure of Accounts Receivables By Category
Accounts receivables by category as of December 31, 2024, and 2023, and January 1, 2023, are as follows (in thousands):

	December 31, 2024	December 31, 2023	January 1, 2023
Accounts receivables	$30,791	$32,531	$21,198
Allowance for doubtful receivables	(13)	(14)	—
Total	$30,778	$32,517	$21,198

	December 31, 2024
(in thousands, %):	Less than 3 months	3 months - 1 year	Total
Total carrying amounts	$30,753	$38	$30,791
Expected credit loss rate	0.00%	34.21%	0.04%
Allowance for doubtful receivables	—	(13)	(13)

	December 31, 2023
(in thousands, %):	Less than 3 months	3 months - 1 year	Total
Total carrying amounts	$32,450	$81	$32,531
Expected credit loss rate	0.00%	17.28%	0.04%
Allowance for doubtful receivables	—	(14)	(14)
Changes in allowance for doubtful accounts

(in thousands)	December 31, 2024	December 31, 2023	January 1, 2023
Beginning balance	$14	$—	$—
Business combination	—	13	—
Effect of movements in exchange rates	(1)	1	—
Ending balance	$13	$14	$—